Share Based Payment Arrangements - Summary of Information about PSUs Outstanding and Exercisable (Details) - Performance Share Units shares in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 shares	Dec. 31, 2021 shares
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of outstanding instruments	184	261	226
Weighted average remaining contractual life (in years)	1 year
89.64
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Grant date fair value | $	$ 89.64
Number of outstanding instruments	71
Weighted average remaining contractual life (in years)	1 month 6 days
100.43
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Grant date fair value | $	$ 100.43
Number of outstanding instruments	58
Weighted average remaining contractual life (in years)	1 year 1 month 6 days
135.15
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Grant date fair value | $	$ 135.15
Number of outstanding instruments	55
Weighted average remaining contractual life (in years)	2 years 1 month 6 days